Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3 – Property and Equipment

At September 30, 2021 and December 31, 2020, property and equipment consisted of the following:

	September 30,	December 31,
	2021	2020

Computer equipment	$6,046	$6,046
Office furniture	17,401	-
Leasehold improvement	29,650	-
	53,097	6,046
Less accumulated depreciation	(6,626)	(4,138)
Equipment, net	$46,471	$1,908

Depreciation expense for equipment for the nine months ended September 30, 2021 and 2020 was $2,488 and $1,115, respectively.

Note 3 – Equipment

At December 31, 2020 and 2019 equipment consisted of the following:

	2020	2019

Computer equipment	$6,046	$6,046
	6,046	6,046
Less accumulated depreciation	(4,138)	(2,651)
Equipment, net	$1,908	$3,395

Depreciation expense for equipment for the years ended December 31, 2020 and 2019 was $1,487 and $1,697, respectively.